Finance income (costs) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finance Income [Abstract]
Interest from cash equivalents	R$ 8,241	R$ 8,703	R$ 2,461
Interest arising from revenue contracts	250,337	407,449	204,744
Foreign exchange differences	0	0	12,759
Gain on changes in fair value of derivative instruments	79,375	0	0
Gain on changes in fair value of commodity forward contracts	0	9,200	6,337
Interest from tax benefit	27,153	0	0
Other	5,954	1,581	798
Finance income	371,060	426,933	227,099
Finance costs
Interest on borrowings	319,557	74,081	33,971
Interest on leases	(16,977)	(13,217)	(5,076)
Interest on trade payables and acquisitions of subsidiary	(508,351)	(506,778)	(256,122)
Foreign exchange differences	(15,232)	(1,957)	0
Loss on changes in fair value of derivative instruments	0	(26,323)	(4,883)
Loss on fair value of commodity forward contracts	(98,674)	0	0
Other	(15,608)	(24,021)	(12,840)
Finance costs	(988,867)	(646,377)	(312,892)
Finance costs, net	R$ (617,807)	R$ (219,444)	R$ (85,793)